Employee Benefits - Summary of Movements in Stock Options Until The Transaction Date (Detail)	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2022 Units	Dec. 31, 2021 shares	Dec. 31, 2021 Units	Dec. 31, 2020 shares
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	8,838,015	8,838,015		5,052,131
Granted	5,760,917
Cancelled	(278,821)
Exercised	(1,238,783)
Outstanding	13,081,328	13,081,328	8,838,015	8,838,015
Management Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	7,253,823	7,253,823	3,052,471	1,999,660	1,301,832
Granted	33,000		4,201,352		1,750,639
Cancelled	(121,097)		0		0
Exercised	(927,410)		0		0
Outstanding	6,238,316	6,238,316	7,253,823	7,253,823	3,052,471
Employee Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	1,584,192	1,584,192	1,999,660	3,052,471	0
Granted	0		0		1,999,660
Cancelled	0		(415,468)		0
Exercised	(298,573)		0		0
Outstanding	1,285,619	1,285,619	1,584,192	1,584,192	1,999,660
Founders Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	0
Granted	1,033,609
Cancelled	0
Exercised	0
Outstanding	1,033,609	1,033,609	0
RSU Employees [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	0
Granted	2,198,289
Cancelled	(157,724)
Exercised	(12,800)
Outstanding	2,027,765	2,027,765	0
RSU Management [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	0
Granted	2,000,000
Cancelled	0
Exercised	0
Outstanding	2,000,000	2,000,000	0
RSU Coil Ares [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	0
Granted	496,019
Cancelled	0
Exercised	0
Outstanding	496,019		0